Note 4 - Intangibles And Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 4 – INTANGIBLES

Intangibles

The following is a summary of the Company’s intangibles:

	March 31, 2013	December 31, 2012
Patent	$152,520	$146,538
Less: accumulated amortization	(42,410)	(39,851)
Intangibles , net	$110,110	$106,687

The Company owns one published patent on its Auto Retractable Vacuum RevVac™ safety syringe issued in January 2005 and one published patent on its safety blood drawing device issued in June 2003.  In January 2009, a second patent for the RevVac™ auto retractable vacuum safety syringe was issued by the U.S. patent office and published in April 2009 related to the Globe/Revolutions Medical Joint Venture.  Upon the ruling in the Globe Med Tech lawsuit, the Company now has full ownership of the entire patent.  The Company also filed international patent protection rights regarding the RevVac™ Auto Retractable Vacuum Safety Syringe in the following countries: Australia, China, Japan, Taiwan, Mexico, Canada and in Europe. Patents in Mexico and in China were issued in June 2011 and January 2012, respectively. The Japan patent was issued in the third quarter of 2012.

The Company filed a U.S. provisional patent on May 2, 2011, on its new vacuum design for the pre-filled market.  On May 2, 2012, the Company also filed an international Patent Cooperation Treaty (PCT) for this new design.

The Company is also engaged in the development of technology which can segment and reference MRI images.  By “segmenting” an image, the Company’s technology will let the user select a part of the image (bone, fluid, tissue) and render that selection in three dimensions.  Essentially, different components of an image are given different colors and the user can choose the color or colors to be studied, thus eliminating those portions colored with the colors being discarded.  By “referencing” the image to a database, the user can obtain similar, identified images to aid the user in interpretation of the image being studied.  The Company currently owns 4 separate patent applications, filed in June of 2007, each of which received USPTO office actions, which is the need for more information, during 2010, 2011 and 2012.  The Company has been working through this patent application process and believes that new additional provisional patents and software copyrights will be filed protecting improvements to its software and this proprietary technology

For the three months ended March 31, 2013 and 2012, the Company recognized amortization expense of $2,559 and $4,142, respectively.

NOTE 4 – INTANGIBLES AND GOODWILL

Intangibles

The following is a summary of the Company’s intangibles at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Patent	$146,538	$107,314
Licensing agreement	-	15,000
Subtotal	146,538	122,314
Less: accumulated amortization	(39,851)	(5,888)
Intangibles , net	$106,687	$116,426

The Company owns one published patent on its Auto Retractable Vacuum RevVac™ safety syringe issued in January 2005 and one published patent on its safety blood drawing device issued in June 2003.  In January 2009, a second patent for the RevVac™ auto retractable vacuum safety syringe was issued by the U.S. patent office and published in April 2009 related to the Globe/Revolutions Medical Joint Venture.  Upon the ruling in the Globe Med Tech lawsuit, the Company now has full ownership of the entire patent.  The Company also filed international patent protection rights regarding the RevVac™ Auto Retractable Vacuum Safety Syringe in the following countries: Australia, China, Japan, Taiwan, Mexico, Canada and in Europe. Patents in Mexico and in China were issued in June 2011 and January 2012, respectively. The Japan patent was issued in the third quarter of 2012.

The Company filed a U.S. provisional patent on May 2, 2011, on its new vacuum design for the pre-filled market.  On May 2, 2012, the Company also filed an international Patent Cooperation Treaty (PCT) for this new design.

The Company is also engaged in the development of technology which can segment and reference MRI images.  By “segmenting” an image, the Company’s technology will let the user select a part of the image (bone, fluid, tissue) and render that selection in three dimensions.  Essentially, different components of an image are given different colors and the user can choose the color or colors to be studied, thus eliminating those portions colored with the colors being discarded.  By “referencing” the image to a database, the user can obtain similar, identified images to aid the user in interpretation of the image being studied.  The Company currently owns 4 separate patent applications, filed in June of 2007, each of which received USPTO office actions during 2010, 2011 and 2012.

The licensing agreement provided licensing rights to a Traxis biopsy software product. The Company decided not to pursue this technology and impaired the cost of $15,000 during 2012.

For the years ended December 31, 2012 and 2011, the Company recognized amortization expense of $33,963 and $5,888, respectively.

Goodwill

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”).  Clear Image was a privately held company and was conducting research and development on Color MRI Technology.   The Company exchanged approximately 8.2 million of its common shares which were trading between $0.40 and $0.50 per share at the time of the acquisition.  To arrive at a value for the Color MRI Technology, the Company and Clear Image determined the amount of funding provided for the research and development of this technology by evaluating the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded net assets acquired by $23,276 which was recorded as goodwill.  During 2012, all goodwill was impaired.